Distribution Date:	08/17/26	3650R 2022-PF2 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-PF2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	3650 REIT Commercial Mortgage Securities II LLC

Certificate Factor Detail	3		Attention: General Counsel		compliance@3650REIT.com

Certificate Interest Reconciliation Detail	4		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16				AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	3650 REIT Loan Servicing LLC
Historical Detail	18
			Attention: General Counsel		compliance@3650REIT.com

Delinquency Loan Detail	19		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States

Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	88575JAS7	5.467299%	8,849,000.00	1,030,977.08	195,179.06	4,697.22	0.00	0.00	199,876.28	835,798.02	30.33%	30.00%
A-2	88575JAT5	5.467299%	65,444,000.00	65,444,000.00	0.00	298,168.25	0.00	0.00	298,168.25	65,444,000.00	30.33%	30.00%
A-3	88575JAU2	5.467299%	15,000,000.00	15,000,000.00	0.00	68,341.23	0.00	0.00	68,341.23	15,000,000.00	30.33%	30.00%
A-4	88575JAV0	5.467299%	190,000,000.00	190,000,000.00	0.00	865,655.64	0.00	0.00	865,655.64	190,000,000.00	30.33%	30.00%
A-5	88575JAW8	5.467299%	220,988,000.00	220,988,000.00	0.00	1,006,839.52	0.00	0.00	1,006,839.52	220,988,000.00	30.33%	30.00%
A-SB	88575JAX6	5.467299%	9,439,000.00	9,439,000.00	0.00	43,004.86	0.00	0.00	43,004.86	9,439,000.00	30.33%	30.00%
A-S	88575JAZ1	5.467299%	72,818,000.00	72,818,000.00	0.00	331,764.80	0.00	0.00	331,764.80	72,818,000.00	20.22%	20.00%
B	88575JBA5	5.467299%	34,588,000.00	34,588,000.00	0.00	157,585.78	0.00	0.00	157,585.78	34,588,000.00	15.42%	15.25%
C	88575JAA6	5.467299%	30,947,000.00	30,947,000.00	0.00	140,997.08	0.00	0.00	140,997.08	30,947,000.00	11.12%	11.00%
D	88575JAC2	5.467299%	14,408,000.00	14,408,000.00	0.00	65,644.03	0.00	0.00	65,644.03	14,408,000.00	9.12%	9.02%
E-RR	88575JAF5	5.467299%	16,539,000.00	16,539,000.00	0.00	75,353.05	0.00	0.00	75,353.05	16,539,000.00	6.83%	6.75%
F-RR	88575JAH1	5.467299%	10,013,000.00	10,013,000.00	0.00	45,620.05	0.00	0.00	45,620.05	10,013,000.00	5.43%	5.38%
G-RR	88575JAK4	5.467299%	6,371,000.00	6,371,000.00	0.00	29,026.80	0.00	0.00	29,026.80	6,371,000.00	4.55%	4.50%
J-RR	88575JAM0	5.467299%	7,282,000.00	7,282,000.00	0.00	90,518.13	0.00	0.00	90,518.13	7,282,000.00	3.54%	3.50%
NR-RR*	88575JAP3	5.467299%	25,486,612.00	25,486,612.00	0.00	58,778.37	0.00	0.00	58,778.37	25,486,612.00	0.00%	0.00%
P	88575JBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	88575JAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			728,172,612.00	720,354,589.08	195,179.06	3,281,994.81	0.00	0.00	3,477,173.87	720,159,410.02

Deal Distribution Total					195,179.06	3,281,994.81	0.00	0.00	3,477,173.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	88575JAS7	116.50775003	22.05662335	0.53081930	0.00000000	0.00000000	0.00000000	0.00000000	22.58744265	94.45112668
A-2	88575JAT5	1,000.00000000	0.00000000	4.55608230	0.00000000	0.00000000	0.00000000	0.00000000	4.55608230	1,000.00000000
A-3	88575JAU2	1,000.00000000	0.00000000	4.55608200	0.00000000	0.00000000	0.00000000	0.00000000	4.55608200	1,000.00000000
A-4	88575JAV0	1,000.00000000	0.00000000	4.55608232	0.00000000	0.00000000	0.00000000	0.00000000	4.55608232	1,000.00000000
A-5	88575JAW8	1,000.00000000	0.00000000	4.55608232	0.00000000	0.00000000	0.00000000	0.00000000	4.55608232	1,000.00000000
A-SB	88575JAX6	1,000.00000000	0.00000000	4.55608221	0.00000000	0.00000000	0.00000000	0.00000000	4.55608221	1,000.00000000
A-S	88575JAZ1	1,000.00000000	0.00000000	4.55608229	0.00000000	0.00000000	0.00000000	0.00000000	4.55608229	1,000.00000000
B	88575JBA5	1,000.00000000	0.00000000	4.55608246	0.00000000	0.00000000	0.00000000	0.00000000	4.55608246	1,000.00000000
C	88575JAA6	1,000.00000000	0.00000000	4.55608233	0.00000000	0.00000000	0.00000000	0.00000000	4.55608233	1,000.00000000
D	88575JAC2	1,000.00000000	0.00000000	4.55608204	0.00000000	0.00000000	0.00000000	0.00000000	4.55608204	1,000.00000000
E-RR	88575JAF5	1,000.00000000	0.00000000	4.55608259	0.00000000	0.00000000	0.00000000	0.00000000	4.55608259	1,000.00000000
F-RR	88575JAH1	1,000.00000000	0.00000000	4.55608209	0.00000000	0.00000000	0.00000000	0.00000000	4.55608209	1,000.00000000
G-RR	88575JAK4	1,000.00000000	0.00000000	4.55608225	0.00000000	0.00000000	0.00000000	0.00000000	4.55608225	1,000.00000000
J-RR	88575JAM0	1,000.00000000	0.00000000	12.43039412	(7.87431063)	0.00000000	0.00000000	0.00000000	12.43039412	1,000.00000000
NR-RR	88575JAP3	1,000.00000000	0.00000000	2.30624494	2.24983729	12.25203413	0.00000000	0.00000000	2.30624494	1,000.00000000
P	88575JBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	88575JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	4,697.22	0.00	4,697.22	0.00	0.00	0.00	4,697.22	0.00
A-2	07/01/26 - 07/30/26	30	0.00	298,168.25	0.00	298,168.25	0.00	0.00	0.00	298,168.25	0.00
A-3	07/01/26 - 07/30/26	30	0.00	68,341.23	0.00	68,341.23	0.00	0.00	0.00	68,341.23	0.00
A-4	07/01/26 - 07/30/26	30	0.00	865,655.64	0.00	865,655.64	0.00	0.00	0.00	865,655.64	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,006,839.52	0.00	1,006,839.52	0.00	0.00	0.00	1,006,839.52	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	43,004.86	0.00	43,004.86	0.00	0.00	0.00	43,004.86	0.00
A-S	07/01/26 - 07/30/26	30	0.00	331,764.80	0.00	331,764.80	0.00	0.00	0.00	331,764.80	0.00
B	07/01/26 - 07/30/26	30	0.00	157,585.78	0.00	157,585.78	0.00	0.00	0.00	157,585.78	0.00
C	07/01/26 - 07/30/26	30	0.00	140,997.08	0.00	140,997.08	0.00	0.00	0.00	140,997.08	0.00
D	07/01/26 - 07/30/26	30	0.00	65,644.03	0.00	65,644.03	0.00	0.00	0.00	65,644.03	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	75,353.05	0.00	75,353.05	0.00	0.00	0.00	75,353.05	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	45,620.05	0.00	45,620.05	0.00	0.00	0.00	45,620.05	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	29,026.80	0.00	29,026.80	0.00	0.00	0.00	29,026.80	0.00
J-RR	07/01/26 - 07/30/26	30	57,080.67	33,177.39	0.00	33,177.39	(57,340.73)	0.00	0.00	90,518.13	0.00
NR-RR	07/01/26 - 07/30/26	30	253,765.93	116,119.10	0.00	116,119.10	57,340.73	0.00	0.00	58,778.37	312,262.84
Totals			310,846.60	3,281,994.80	0.00	3,281,994.80	0.00	0.00	0.00	3,281,994.81	312,262.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,477,173.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,308,911.94	Master Servicing Fee	18,667.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,345.72
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	310.15
ARD Interest	0.00	Operating Advisor Fee	1,594.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,308,911.94	Total Fees	26,917.14

Principal		Expenses/Reimbursements
Scheduled Principal	195,179.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	195,179.06	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,281,994.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	195,179.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Class P Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,477,173.87
Total Funds Collected	3,504,091.00	Total Funds Distributed	3,504,091.01

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	720,354,589.24	720,354,589.24	Beginning Certificate Balance	720,354,589.08
(-) Scheduled Principal Collections	195,179.06	195,179.06	(-) Principal Distributions	195,179.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	720,159,410.18	720,159,410.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	720,354,589.24	720,354,589.24	Ending Certificate Balance	720,159,410.02
Ending Actual Collateral Balance	720,159,410.18	720,159,410.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.47%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP	Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP
$9,999,999 or less	11	74,118,085.05	10.29%	57	5.4478	1.996041	1.99 or less	22	402,430,334.78	55.88%	69	5.4554	1.424669
$10,000,000 to $19,999,999	18	259,250,315.06	36.00%	61	5.2730	1.875057	2.00 to 2.49	14	215,124,518.33	29.87%	67	5.4477	2.200611
$20,000,000 to $29,999,999	9	200,426,010.07	27.83%	71	5.0503	2.274872	2.50 to 2.99	2	35,500,000.00	4.93%	54	4.8718	2.901268
$30,000,000 to $39,999,999	3	111,700,000.00	15.51%	74	5.4144	1.752927	3.00 or more	4	60,939,557.07	8.46%	59	4.3435	3.356884
$40,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452
$50,000,000 to $59,999,999	0	0.00	0.00%	0	0.0000	0.000000
$60,000,000 or more	1	68,500,000.00	9.51%	75	6.0900	1.000000
Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	0	6,165,000.00	0.86%	14	5.9400	0.000000
							Defeased	0	6,165,000.00	0.86%	14	5.9400	0.000000
Arizona	11	44,200,000.00	6.14%	62	5.4484	1.529683
							Industrial	34	141,365,291.97	19.63%	72	5.3842	1.676448
Arkansas	1	1,438,798.00	0.20%	72	5.5100	1.250000
							Lodging	3	79,142,661.08	10.99%	73	5.7218	1.797843
California	8	112,290,873.48	15.59%	68	5.2328	2.085390
							Mixed Use	1	20,500,000.00	2.85%	68	4.5000	2.990000
Colorado	1	2,000,000.00	0.28%	74	6.8800	1.000000
							Multi-Family	4	95,812,500.00	13.30%	72	5.4872	1.380136
Delaware	1	20,000,000.00	2.78%	69	4.8400	1.890000
							Office	7	96,672,254.26	13.42%	45	4.8209	1.718582
Florida	5	75,573,298.15	10.49%	64	5.3129	1.374630
							Other	1	40,000,000.00	5.55%	73	4.5500	3.310000
Georgia	1	20,500,000.00	2.85%	68	4.5000	2.990000
							Retail	8	176,201,702.74	24.47%	65	5.4246	2.254400
Illinois	2	2,283,045.82	0.32%	73	5.6968	1.788110
							Self Storage	14	64,300,000.00	8.93%	73	5.7408	1.333157
Kentucky	2	11,379,666.11	1.58%	73	5.6814	1.236819
							Totals	72	720,159,410.18	100.00%	66	5.3344	1.896452
Michigan	11	41,825,094.43	5.81%	58	5.4039	1.586513

Minnesota	1	6,088,247.08	0.85%	72	5.5100	1.250000

Nevada	3	48,777,057.07	6.77%	55	4.7192	2.524266

New York	4	134,753,694.25	18.71%	74	5.5256	1.869393

North Carolina	2	58,575,132.23	8.13%	75	6.5440	2.311349

Ohio	2	8,744,019.97	1.21%	72	5.0000	1.720000

Oklahoma	2	6,521,471.48	0.91%	72	5.0000	1.720000

Oregon	1	13,304,362.93	1.85%	72	6.0300	2.010000

South Carolina	2	20,863,412.27	2.90%	29	4.4319	1.530781

Tennessee	1	24,830,000.00	3.45%	73	5.5250	2.140000

Texas	5	46,318,320.00	6.43%	67	4.3721	1.735161

Utah	2	5,638,853.53	0.78%	72	5.2899	1.748337

Virginia	3	6,690,549.45	0.93%	74	6.2175	1.839003

Wisconsin	1	1,398,513.80	0.19%	74	6.3300	1.850000

Totals	72	720,159,410.18	100.00%	66	5.3344	1.896452

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP	Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP
	3.99999% or less	4	42,069,047.32	5.84%	48	3.7559	2.517790	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	79,618,227.74	11.06%	44	4.1394	2.077267	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.5000000 to 5.499999%		10	231,927,546.23	32.21%	69	4.9920	2.168887	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
5.5000000 to 5.999999%		12	177,978,298.30	24.71%	70	5.6703	1.555801	37 months to 48 months	28	515,879,588.89	71.63%	73	5.7141	1.781352
	6.0000000% or more	10	182,401,290.59	25.33%	75	6.3070	1.661527	49 months or greater	14	198,114,821.29	27.51%	52	4.3267	2.197382
	Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452	Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP	Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP
	60 months or less	6	71,330,284.81	9.90%	18	4.5882	2.209349	59 months or less	32	564,302,500.00	78.36%	68	5.2676	1.876894
61 months to 84 months		36	642,664,125.37	89.24%	72	5.4114	1.862098	65 months to 79 months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	0	0.00	0.00%	0	0.0000	0.000000	106 months or more	10	149,691,910.18	20.79%	63	5.5611	1.971791
	Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452	Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,165,000.00	0.86%	14	5.9400	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	645,494,410.18	89.63%	66	5.2484	1.991957
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	68,500,000.00	9.51%	75	6.0900	1.000000
	Totals	43	720,159,410.18	100.00%	66	5.3344	1.896452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30509435	MF	Astoria	NY	Actual/360	6.090%	359,225.42	0.00	0.00	N/A	11/06/32	--	68,500,000.00	68,500,000.00	08/07/26
2A2-1	30321406	RT	Concord	NC	Actual/360	6.548%	162,259.43	28,308.98	0.00	N/A	11/01/32	--	28,776,772.82	28,748,463.84	08/01/26
2A2-3	30321408				Actual/360	6.548%	108,172.95	18,872.66	0.00	N/A	11/01/32	--	19,184,515.03	19,165,642.37	08/01/26
2A2-4	30321409				Actual/360	6.548%	54,086.48	9,436.32	0.00	N/A	11/01/32	--	9,592,257.77	9,582,821.45	08/01/26
3A2	30509478	Various Various		Various	Actual/360	5.000%	165,763.89	0.00	0.00	N/A	08/05/32	--	38,500,000.00	38,500,000.00	08/05/26
3A3	30509479				Actual/360	5.000%	64,583.33	0.00	0.00	N/A	08/05/32	--	15,000,000.00	15,000,000.00	08/05/26
4A4	30509271	98	New York	NY	Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
4A5	30509272				Actual/360	4.550%	78,361.11	0.00	0.00	N/A	09/06/32	--	20,000,000.00	20,000,000.00	08/06/26
5A2	30509369	IN	Various	Various	Actual/360	5.510%	94,419.97	0.00	0.00	N/A	08/05/32	--	19,900,000.00	19,900,000.00	08/05/26
5A3	30509370				Actual/360	5.510%	47,447.22	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	08/05/26
5A4	30509371				Actual/360	5.510%	47,447.22	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	08/05/26
6	30509415	LO	Palm Springs	CA	Actual/360	5.494%	184,506.83	0.00	0.00	N/A	11/06/32	--	39,000,000.00	39,000,000.00	08/06/26
7	30509340	SS	Various	AZ	Actual/360	5.790%	170,515.50	0.00	0.00	N/A	10/06/32	--	34,200,000.00	34,200,000.00	08/06/26
8A2	30509361	LO	Sarasota	FL	Actual/360	5.900%	37,224.20	7,261.04	0.00	N/A	08/05/32	--	7,326,796.90	7,319,535.86	08/05/26
8A3	30509362				Actual/360	5.900%	99,264.53	19,362.77	0.00	N/A	08/05/32	--	19,538,125.21	19,518,762.44	08/05/26
9	30509387	RT	Northridge	CA	Actual/360	5.510%	118,618.06	0.00	0.00	N/A	10/05/32	--	25,000,000.00	25,000,000.00	08/05/26
10A1	30509287	RT	Germantown	TN	Actual/360	5.525%	70,555.78	0.00	0.00	N/A	09/05/32	--	14,830,000.00	14,830,000.00	08/05/26
10A2	30509288				Actual/360	5.525%	23,788.19	0.00	0.00	N/A	09/05/32	--	5,000,000.00	5,000,000.00	08/05/26
10A3	30509289				Actual/360	5.525%	23,788.19	0.00	0.00	N/A	09/05/32	--	5,000,000.00	5,000,000.00	08/05/26
11	30509152	SS	Miami	FL	Actual/360	5.410%	107,148.06	0.00	0.00	N/A	08/05/32	--	23,000,000.00	23,000,000.00	08/05/26
12A1	30321466	OF	Houston	TX	Actual/360	4.771%	86,107.29	31,491.31	0.00	N/A	04/06/32	--	20,959,037.54	20,927,546.23	08/06/26
13	30508460	RT	Henderson	NV	Actual/360	4.085%	78,267.47	0.00	0.00	N/A	02/05/32	--	22,250,000.00	22,250,000.00	08/05/26
14	30508469	MU	Savannah	GA	Actual/360	4.500%	79,437.50	0.00	0.00	N/A	04/05/32	--	20,500,000.00	20,500,000.00	08/05/26
15A2	30509482	OF	Wilmington	DE	Actual/360	4.840%	83,355.56	0.00	0.00	N/A	05/05/32	--	20,000,000.00	20,000,000.00	08/05/26
16	30509351	IN	Brooklyn	NY	Actual/360	5.750%	93,457.47	0.00	0.00	N/A	11/07/32	--	18,875,000.00	18,875,000.00	08/07/26
17A4	30509476	OF	Greenville	SC	Actual/360	4.130%	64,015.00	0.00	0.00	N/A	06/05/28	--	18,000,000.00	18,000,000.00	08/05/26
18	30509437	RT	Las Vegas	NV	Actual/360	6.191%	82,632.65	0.00	0.00	N/A	11/06/32	--	15,500,000.00	15,500,000.00	08/06/26
19A2-1	30509385	IN	Various	Various	Actual/360	6.330%	81,762.50	0.00	0.00	N/A	10/06/32	--	15,000,000.00	15,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20A1	30509024	OF	Corte Madera	CA	Actual/360	5.380%	69,491.67	0.00	0.00	N/A	06/05/29	--	15,000,000.00	15,000,000.00	08/05/26
21	30509413	OF	Orlando	FL	Actual/360	5.940%	42,633.53	0.00	0.00	N/A	10/06/27	--	8,335,000.00	8,335,000.00	08/07/26
21A	30512264				Actual/360	5.940%	31,533.98	0.00	0.00	N/A	10/06/27	--	6,165,000.00	6,165,000.00	08/06/26
22	30509172	LO	Klamath Falls	OR	Actual/360	6.030%	69,161.03	15,046.26	0.00	N/A	08/05/32	--	13,319,409.19	13,304,362.93	08/05/26
23A2	30508597	IN	San Francisco	CA	Actual/360	4.110%	46,009.17	0.00	0.00	N/A	03/05/32	--	13,000,000.00	13,000,000.00	08/05/26
24A4-A	30321475	RT	Reno	NV	Actual/360	3.930%	37,412.44	28,084.99	0.00	N/A	12/01/26	--	11,055,142.06	11,027,057.07	08/01/26
25	30508488	RT	Amarillo	TX	Actual/360	3.380%	32,456.26	21,734.44	0.00	N/A	02/05/32	--	11,151,224.69	11,129,490.25	08/05/26
26A2	30508055	OF	Phoenix	AZ	Actual/360	4.280%	36,855.56	0.00	0.00	N/A	04/05/28	--	10,000,000.00	10,000,000.00	08/05/26
27A4	30509373	MF	Daytona Beach	FL	Actual/360	3.770%	32,463.89	0.00	0.00	N/A	09/05/31	--	10,000,000.00	10,000,000.00	08/05/26
28	30508216	MF	Dallas	TX	Actual/360	3.970%	33,886.98	0.00	0.00	N/A	12/05/31	--	9,912,500.00	9,912,500.00	08/05/26
29A2	30509374	RT	Norton Shores	MI	Actual/360	4.080%	31,563.11	15,580.29	0.00	N/A	01/05/27	--	8,983,808.03	8,968,227.74	08/05/26
30	30509318	MF	Jacksonville	FL	Actual/360	4.260%	27,145.67	0.00	0.00	N/A	04/06/32	--	7,400,000.00	7,400,000.00	08/06/26
31	30509433	IN	Dearborn	MI	Actual/360	7.078%	33,522.19	0.00	0.00	N/A	11/06/32	--	5,500,000.00	5,500,000.00	08/06/26
32	30509352	SS	Various	Various	Actual/360	6.880%	24,290.22	0.00	0.00	N/A	10/06/32	--	4,100,000.00	4,100,000.00	08/06/26
33	30509343	SS	Owensboro	KY	Actual/360	6.160%	15,913.33	0.00	0.00	N/A	10/06/32	--	3,000,000.00	3,000,000.00	08/06/26
Totals							3,308,911.94	195,179.06	0.00				720,354,589.24	720,159,410.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-1	43,018,132.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-3	43,018,132.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-4	43,018,132.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	8,375,409.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	8,375,409.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	15,280,310.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	15,280,310.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	5,474,349.48	1,125,351.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	119,368.55	0.00
5A3	5,474,349.48	1,125,351.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	5,474,349.48	1,125,351.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,469,456.84	1,380,491.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,097,000.88	2,774,953.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	5,789,135.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	5,789,135.16	0.00	--	--	--	0.00	0.00	0.00	0.00	21,082.04	0.00
9	2,973,181.60	2,896,169.73	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	3,152,896.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	3,152,896.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	3,152,896.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,826,091.39	434,296.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	9,205,529.83	7,760,705.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,329,675.06	2,310,273.45	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,857,953.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	8,069,780.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,232,372.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	4,579,771.37	1,109,370.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,893,691.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2-1	12,461,238.73	3,196,998.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20A1	3,852,743.97	4,506,714.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	728,162.68	713,848.43	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,227,322.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A2	3,093,036.83	3,165,893.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A4-A	16,552,842.52	16,393,871.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,221,872.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	6,695,605.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A4	2,846,444.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,363,943.41	1,340,716.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29A2	3,077,647.48	3,112,104.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	791,925.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	810,449.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	290,036.31	73,617.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	230,850.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	310,604,472.59	54,546,077.19				0.00	0.00	0.00	0.00	140,450.59	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334362%	5.290969%	66
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334328%	5.290934%	67
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334307%	5.290914%	68
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,335,000.00	0	0.00	0	0.00	5.334272%	5.290879%	69
04/17/26	1	9,912,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334251%	5.290858%	70
03/17/26	1	9,912,500.00	2	53,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334215%	5.290823%	71
02/18/26	3	63,412,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334222%	5.290830%	72
01/16/26	1	9,912,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334186%	5.290794%	73
12/17/25	0	0.00	1	9,912,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334150%	5.290758%	74
11/18/25	1	9,912,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334128%	5.290736%	75
10/20/25	1	9,912,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334091%	5.290699%	76
09/17/25	1	9,912,500.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.334069%	5.290677%	77
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		19,995,285	19,995,285		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		42,500,000	42,500,000		0	0
25 - 36 Months		15,000,000	15,000,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		642,664,125	642,664,125		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	720,159,410	720,159,410	0	0	0	0
Jul-26	720,354,589	720,354,589	0	0	0	0
Jun-26	720,571,966	720,571,966	0	0	0	0
May-26	720,765,293	720,765,293	0	0	0	0
Apr-26	720,980,887	711,068,387	9,912,500	0	0	0
Mar-26	721,172,379	657,759,879	9,912,500	53,500,000	0	0
Feb-26	721,432,600	658,020,100	63,412,500	0	0	0
Jan-26	721,622,046	711,709,546	9,912,500	0	0	0
Dec-25	721,810,647	711,898,147	0	9,912,500	0	0
Nov-25	722,021,687	712,109,187	9,912,500	0	0	0
Oct-25	722,208,498	712,295,998	9,912,500	0	0	0
Sep-25	722,417,813	712,505,313	9,912,500	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30509435	0.00	6.09000%	0.00	6.09000%	8	05/01/24	05/01/24	06/18/24
17A4	30509476	0.00	4.13000%	0.00	4.13000%	8	07/30/24	07/30/24	08/23/24
21	30509413	0.00	5.94000%	0.00	5.94000%	8	04/20/26	04/20/26	05/07/26
28	30508216	0.00	3.97000%	0.00	3.97000%	8	05/01/24	05/01/24	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17A4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			0.00

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27